SUBMISSION
     TYPE     485BPOS
     DOCUMENT-COUNT  2
     FILER
      CIK  0001057996
      CCC   v#yv8iqg
      FILE-NUMBER  333-68565
     ACT    33
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN
 DOCUMENT
    TYPE   485BPOS
    DESCRIPTION  POST-EFFECTIVE
    TEXT
   MODULE
    NAME  P063000
    CIK  0001019937
    CCC  tv*d6qmi
    /MODULE
      PAGE
                                   SEC FILE NO.  333-68565
                                 40 ACT FILE NO.  81-2271
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                              POST-EFFECTIVE
                              AMENDMENT NO. 2
                                     TO
                                  FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts registered on Form N-8B-2
            Nuveen Tax-Free Unit Trust, Series 1049           (fORMERLY KNOWN
As Nuveen Tax-Exempt Unit Trust)
                         JOHN NUVEEN & CO. INCORPORATED
                               (Name of Depositor)
                            333 West Wacker Drive
                            Chicago, Illinois  60606
             (Complete address of Depositor's Principal Executive Offices)
John Nuveen & Co., Incorporated          Chapman & Cutler
 Attention:  Gifford R. Zimmerman         Attention:  Eric F. Fess
 333 West Wacker Drive                    111 West Monroe Street
 Chicago, Illinois  60606                 Chicago, Illinois  60603
            (Name and complete address of Agents for Service)
An indefinite number of Units has been registered pursuant to Rule 24F-2 promulgated under the Investment Company Act of 1940, as amended. On February 28, 1990, a Rule 24F-2 Notice with respect to this Series was filed with the Securities and Exchange Commission.
It is proposed that this filing will become effective (check appropriate box)
(     )  Immediately upon filing pursuant to paragraph (B)
 (  X  )  On April  1, 2001 pursuant to paragraph (B) of Rule 485
 (     )  60 days after filing pursuant to paragraph (A)
 (     )  On (date) pursuant to paragraph (A) of Rule (485 or 486)
(     )  Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.
          Contents of Post-Effective Amendment
                of Registration Statement
     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:
                 The Facing Sheet
                 The Prospectus
                 The Signatures
                 The Consent of Independent Accounts
Part One of the Registrant's Prospectus, filed separately, is incorporated by this Reference hereto.
      PAGE   2
Tax-Free Unit Trust
Series 1049
National Insured Trust 388                             49,337.682 Units
Prospectus - Part Two
 Revision Date April  1, 2001

Note: This Prospectus Part Two may not be distributed unless accompanied by Part One.
Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase - either $5,000 or 50 Units, whichever is less.
THE UNITS of fractional undivided interest in the Nuveen Tax-Free Unit Trust being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trust.
THE NUVEEN TAX-FREE UNIT TRUST consists of a number of underlying separate unit investment trusts, each of which contains a diversified portfolio of interest-bearing obligations issued by or on behalf of the states (or in the case of State Trusts, primarily by or on behalf of the State for which such State Trust is named) and counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of bond counsel to each issuer, exempt from all Federal income tax and, in the case of a State Trust, from State income taxes in the State for which such State Trust is named. All Bonds in each Trust were rated in the category "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the Date of Deposit ("BBB" or "Baa", respectively, or better by such services in the case of National Traditional Trust 76 and earlier National Traditional Trusts). Current ratings, if any, on Bonds in a Trust are set forth in the Schedule of Investments for such trust herein.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
      PAGE   3
 PAGE




                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                                                             National Insured

                                                                                                Trust 388

-----------------------------------------------------------------------------------------  ------------------


Principal Amount of Bonds in Trust.......................................................   $    4,890,000

Number of Units..........................................................................       48,898.682

Fractional Undivided Interest in Trust Per Unit..........................................   1/  48,898.682

Public Offering Price --- Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust................................................   $    4,507,535

    Plus Sales Charge <F1>...............................................................   $      262,339

      Total..............................................................................   $    4,769,874

    Divided by Number of Units...........................................................   $     97.55

    Plus Cash Per Unit <F2>..............................................................   $      0.07

    Public Offering Price Per Unit <F3>..................................................   $     97.62

Redemption Price Per Unit (exclusive of accrued interest)................................   $     92.26

Sponsor's Repurchase Price Per Unit (exclusive of accrued interest)......................   $     92.26

Excess of Public Offering Price Per Unit over Redemption Price Per Unit..................   $      5.36

Excess of Public Offering Price per Unit over Sponsor's Repurchase price Per Unit........   $      5.36

    Par Value Per Unit <F4>..............................................................   $    100.08

Calculation of Net Annual Interest Income Per Unit

    Annual Interest Income...............................................................   $      4.8012

    Less Estimated Annual Expense........................................................   $      0.2225

    Net Annual Interest Income...........................................................   $      4.5787

Daily Rate of Accrual Per Unit...........................................................   $      0.01272

Trustee's Annual Fee per $1000 principal (6).............................................   $      1.4075

Estimated Current Return <F5>............................................................          4.69%

Estimated Long Term Return <F5>..........................................................          4.79%

Record Dates ................................................  See "Distributions to Unitholders" in Part One

Distribution Dates ..........................................  See "Distributions to Unitholders" in Part One

Minimum Principal Distribution .............................................................  $0.10 per Unit.

Date Trust Established ...................................................................  December 17, 1998

Mandatory Termination Date ........................  See "Amendment and Termination of Indenture" in Part One

Minimum Value of Trust ............................  See "Amendment and Termination of Indenture" in Part One

Sponsor's Annual Evaluation Fee .................................  $0.170 per $1000 principal amount of Bonds

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the National Insured

Trust 388, $97.62, accrued interest to the settlement date of $.06, for a total price of $97.68.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for National Insured Trust 388 will be $1.0875, under the quarterly distribution option and $0.8975, under the semi-annual distribution option.


      PAGE   4
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            NATIONAL INSURED TRUST 388

                                  (Series 1049)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $4,714,346) (Note 1) ............... $   4,340,142

     Accrued interest receivable ................................        83,730

     Organizational Costs (Note 1) ..............................         4,344

                                                                  --------------



               Total assets ..................................... $   4,428,216

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      66,376

     Accrued trustee and evaluator fees .........................         1,085

                                                                  --------------



               Total liabilities ................................ $      67,461

                                                                  --------------



               Net assets, applicable to 49,338 units of

                 fractional undivided interest outstanding ...... $   4,360,755

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 50,000 units sold ............ $   5,025,750

       Less initial underwriting commission (Note 1) ............  (    246,240)

                                                                  --------------

                                                                  $   4,779,510

     Less cost of 662 units redeemed ............................  (     55,149)

                                                                  --------------

                                                                  $   4,724,361

     Undistributed net investment income ........................        19,499

     Unrealized appreciation (depreciation) of investments ......  (    374,204)

     Accumulated net realized gain (loss) from

       investment transactions ..................................  (      8,901)

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   4,360,755

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      31,390        $      87.99    $       .40    $      88.39

     Quarterly................       3,716               87.99            .40           88.39

     Semi-Annual..............      14,232               87.99            .40           88.39

                                ---------------  ============  ==============  ===========

                                    49,338

                                ===============







See accompanying notes to financial statements.



      PAGE   5
 PAGE

                                NUVEEN TAX-FREE UNIT TRUST

                                NATIONAL INSURED TRUST 388

                                      (Series 1049)



                    Statements of Operations and Changes in Net Assets





                                                                              Period

                                                                           December 17,

                                                          Year Ended         1998 to

                                                         November 30,      November 30,

                                                             2000              1999

                                                       ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       237,952   $       229,501

                                                       ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         8,867   $         8,160

    Evaluator fees ..................................              843               812

                                                       ----------------  ----------------



        Total expenses ..............................  $         9,710   $         8,972

                                                       ----------------  ----------------



            Net investment income ...................  $       228,242   $       220,529

                                                       ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(        8,901)  $             0

    Net change in unrealized appreciation or

      depreciation of investments ...................          250,634    (      624,838)

                                                       ----------------  ----------------



            Net gain (loss) on investments ..........  $       241,733   $(      624,838)

                                                       ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       469,975   $(      404,309)

                                                       ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       228,242   $       220,529

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (        8,901)                0

  Net change in unrealized appreciation or

    depreciation of investments .....................          250,634    (      624,838)

                                                       ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       469,975   $(      404,309)

                                                       ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      228,462)  $(      200,810)

  Proceeds from investment transactions .............                0                 0

                                                       ----------------  ----------------



      Total distributions to unitholders ............  $(      228,462)  $(      200,810)

                                                       ----------------  ----------------



Redemption of 520 and 142 units, respectively .......  $(       42,734)  $(       12,415)

                                                       ----------------  ----------------



Total increase (decrease) in net assets .............  $       198,779   $(      617,534)



Net assets at beginning of year .....................        4,161,976         4,779,510

                                                       ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $19,499 and $19,719,respectively) ..................  $     4,360,755   $     4,161,976

                                                       ================  ================





See accompanying notes to financial statements.

      PAGE   6
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 388

                                                           (Series 1049)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    500,000        City of Chicago (Illinois), Lakefront Millennium     2009 at 102         AAA        Aaa     $    458,720

                     Project, Parking Facilities Bonds (Limited Tax),

                     Series 1998, (General Obligation Bonds.) 5.125%

                     Due 1/1/2028.



     300,000        Chicago School Reform Board of Trustees of the       No Optional Call    AAA        Aaa           71,784

                     Board of Education of the City of Chicago,

                     Illinois, Unlimited Tax General Obligation Bonds

                     (Dedicated Tax Revenues), Series 1998B-1, 0.000%

                     Due 12/1/2025. (Original issue discount bonds

                     delivered on or about October 28, 1998 at a price

                     of 24.757% of principal amount.)



     500,000        Marion County Convention and Recreational            2008 at 101         AAA        Aaa          449,955

                     Facilities Authority (Indiana), Excise Taxes Lease

                     Rental Revenue Subordinate Bonds, Series 1997A,

                     5.000% Due 6/1/2027. (Original issue discount

                     bonds delivered on or about January 8, 1998 at a

                     price of 94.414% of principal amount.)



     490,000        Iowa Finance Authority, Revenue and Refunding Bonds  2007 at 101         AAA        Aaa          464,878

                     (Mercy Health Services Obligated Group), 1997

                     Series V, 5.250% Due 8/15/2021.



     500,000        City of Detroit, Michigan, Sewage Disposal System    2007 at 101         AAA        Aaa          462,515

                     Revenue Bonds, Series 1997-A, 5.000% Due 7/1/2022.

                     (Original issue discount bonds delivered on or

                     about July 3, 1997 at a price of 93.122% of

                     principal amount.)



     245,000        The City of New York (New York), General Obligation  2007 at 101         AAA        Aaa          234,480

                     Bonds, Fiscal 1998 Series D, 5.250% Due 8/1/2021.

                     (Original issue discount bonds delivered on or

                     about November 18, 1997 at a price of 94.303% of

                     principal amount.)



     500,000        New York City (New York), Municipal Water Finance    2007 at 101         AAA        Aaa          471,610

                     Authority, Water and Sewer System Revenue Bonds,

                     Fiscal 1998 Series A, 5.125% Due 6/15/2021.





      PAGE   7






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 388

                                                           (Series 1049)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    500,000        The Health and Educational Facilities Board of the   2009 at 101         AAA        Aaa     $    465,760

                     City of Johnson City, Tennessee, Hospital Revenue

                     Refunding and Improvement Bonds, Series 1998C

                     (Johnson City Medical Center Hospital), 5.250% Due

                     7/1/2028.



     500,000        Matagorda County, Navigation District Number One     2008 at 102         AAA        Aaa          456,305

                     (Texas), Revenue Refunding Bonds (Houston

                     Industries Incorporated Project), Series 1998B,

                     5.150% Due 11/1/2029.



     470,000        King County, Washington, Limited Tax General         2008 at 101         AAA        Aaa          420,584

                     Obligation Refunding Bonds (Payable from Sewer

                     Revenues), 1998 Series B, 5.000% Due 1/1/2030.



     430,000        Washington State University, Recreation Center       2008 at 101         AAA        Aaa          383,551

                     Revenue Bonds, 1998, 5.000% Due 4/1/2032.



------------                                                                                                    ------------

$  4,935,000                                                                                                    $  4,340,142

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



Four Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Dedicated-Tax Supported Revenue,  1; Education Revenue,  1; Power

Revenue,  1; Health Care Facility Revenue,  2; Water And/or Sewer Revenue,  2.



Approximately 20% and 20% of the aggregate principal amount of Bonds in the

Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue and Water And/or Sewer

Revenue, respectively.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.







      PAGE   8






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 388

                                                           (Series 1049)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

Approximately 31% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc. 18%  of the Bonds

comprise issues of entities located in the state of Washington.  The Bond

Portfolio consists of 11 obligations issued by entities located in 8 states.

      PAGE   9
Notes To Financial Statements
1.  Summary of Significant Accounting Policies:
     The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.
     Organizational Costs - Each Trust (and therefore Unitholders)deposited on or after July 25, 1995 will bear all or a portion of the estimated organizational costs which will be deferred and amortized over five years from the Initial Date of Deposit.
     Security Valuation - Tax-Free Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.
     Unit Valuation - On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.
     The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.
 Income and Expenses - Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.
 2.  Income Tax Status:
     Each Trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.
3.  Operating Expenses:
     See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.
4.  Use of Estimates:
     The Preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Notes To Schedule(s) Of Investments
1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.
 Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. Single family mortgage revenue bonds and housing obligation bonds are most likely to be called subject to such provisions, but other bonds may have similar call features. (See Part One, "Selection of Bonds for Deposit in the Trusts.")
 The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.") 2. The ratings shown are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA, are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.
      PAGE  10
                REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Tax-Free Unit Trust, Series 1049:
We have audited the accompanying statements of net assets and schedules of investments of Nuveen Tax-Free Unit Trust, Series 1049 (comprising, National Insured Trust 388), as of November 30, 2000 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 2000 were confirmed by direct correspondence with the Trustee.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the trusts constituting the Nuveen Tax-Free Unit Trust, Series 1049, as of November 30, 2000, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with accounting principles generally accepted in the United States.
                       ARTHUR ANDERSEN LLP
Chicago, Illinois,
March 15, 2001.
      PAGE  11
Prospectus

Part Two must be accompanied by Part One
Sponsor                      John Nuveen & Co. Incorporated
                              333 West Wacker Drive
                              Chicago, Illinois 60606
                              312.917.7700
                             Swiss Bank Tower
                              10 East 50th Street
                              New York, New York 10022
                              212.207.2000
Trustee                      The Chase Manhattan Bank
                              4 New York Plaza
                              New York, New York 10004-2413
                               800.257.8787
Legal Counsel                Chapman and Cutler
 to Sponsor                   111 West Monroe Street
                              Chicago, Illinois  60603
Legal Counsel                Carter, Ledyard & Milburn
 to Trustee                   2 Wall Street
                              New York, New York  10005
Independent                  Arthur Andersen LLP
 Public Accountants           33 West Monroe Street
 for the Trust                Chicago, Illinois  60603
Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.
No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any State to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.
      PAGE  12
Statement of differences between electronic filing and printed document. Pursuant to Rule 499(C) (7) under the Securities Act of 1933 and Rule 0-11 under the Investment Company Act of 1940, Registrant hereby identifies those differences in the foregoing document between the electronic format in which
it is filed and the printed form in which it will be circulated:      (1) The
printed and distributed Prospectus may be paged differently because the printed document may contain a different amount of information on each page
from that contained in the electronic transmission.      (2) In the printed
document, footnote symbols may include a "Dagger" or multiple "Dagger". The "Dagger" symbol is represented as # in the electronic document.
                              Signatures
     Pursuant to the requirements of the Securities Act of 1933, the undersigned Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment of its Registration Statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this post-effective amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Chicago and state of Illinois on this March 27, 2001.
                                      Nuveen Tax-Free Unit Trust
                                       Series 1049
                                      By/S/Gifford R. Zimmerman
                                            Vice President
                                      By/S/Nicholas Dalmaso
                                            Assistant Secretary
                                                    or
                                       By/S/Jessica Droeger
                                            Assistant Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
         Signatures                 *Title                        Date
Timothy R. Schwertfeger      Chairman, Board of Directors and Chief
                              Executive Officer
John P. Amboian              President
Stephen D. Foy               Vice President and Manager    (Principal
                              Accounting Officer)
                                                       ______________________
                                                     /s/ Gifford R. Zimmerman
                                                         Attorney-in-Fact**
     *The titles of the persons named herein represent their capacity in and relationship to John Nuveen & Co. Incorporated, The Sponsor.
    **An executed copy of each of the related Powers of Attorney has been filed with the Securities and Exchange Commission with the Amendment to the Registration Statement on Form S-6 of the Nuveen Tax-Exempt Unit Trust, Series 671 (File No. 33-49175). The aforesaid Powers of Attorney are incorporated herein by this reference.
                       Nuveen Code of Ethics
     Incorporated by reference to Amendment No. 3 to Form S-6 (File No. 333-96279) filed on behalf of Nuveen Unit Trusts, Series 82.
                       Consent of Independent Public Accountants
     As Independent Public Accountants, we hereby consent to the use of our Report and to all references to our firm included in this Post-Effective Amendment of Registration Statement.
                        *Arthur Andersen LLP
Chicago, Illinois
 March 27, 2001
 DOCUMENT
   TYPE  EX-27.1 NAT INS 388
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0001057996
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series 1049
   NAME  NATIONAL INSURED TRUST
   NUMBER  388
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     4,714,346
   INVESTMENTS-AT-VALUE     4,340,142
   RECEIVABLES        83,730
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     4,428,216
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        67,461
   TOTAL-LIABILITIES        67,461
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    49,338
   SHARES-COMMON-PRIOR    49,858
   ACCUMULATED-NII-CURRENT        19,499
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        -8,901
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC      -374,204
   NET-ASSETS     4,360,755
   DIVIDEND-INCOME  0
   INTEREST-INCOME       237,952
   OTHER-INCOME  0
   EXPENSES-NET         9,710
   NET-INVESTMENT-INCOME       228,242
   REALIZED-GAINS-CURRENT        -8,901
   APPREC-INCREASE-CURRENT       250,634
   NET-CHANGE-FROM-OPS       469,975
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       228,462
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    50,000
   NUMBER-OF-SHARES-REDEEMED       662
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS       198,779
   ACCUMULATED-NII-PRIOR        19,719
   ACCUMULATED-GAINS-PRIOR             0
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0